STATEMENTS OF CONSOLIDATED AND COMBINED EQUITY - USD ($) $ in Thousands	Total	MEMP [Member]	MRD [Member]	Member Equity [Member]	Previous Owners [Member] Member Equity [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] MEMP [Member]	Common Stock [Member]	Common Stock [Member] MRD [Member]	Additional Paid-in Capital [Member]	Accumulated earnings (deficit) [Member]	Accumulated earnings (deficit) [Member] MRD [Member]
Total equity, beginning balance at Dec. 31, 2011	$ 1,276,364
Noncontrolling interests, beginning balance at Dec. 31, 2011						$ 161,588
Members' equity, beginning balance at Dec. 31, 2011				$ 853,436	$ 261,340
Net income (loss)	26,997			(7,620)	37,318	(2,701)
Contributions	44,072				44,072
Contribution of oil and gas properties from NGP affiliate	6,893				6,893
Net proceeds from MEMP public equity Offering	194,134					194,134
Distributions	(44,027)				(28,772)	(15,255)
Net book value of net assets acquired from affiliates				52,217	(93,696)	41,479
Amortization of MEMP equity awards	1,423					1,423
Noncontrolling interest's share of net book value in excess of consideration received from sale of assets to MEMP				727		(727)
Contribution related to sale of assets to NGP affiliate	47,171			6,291	40,138	742
Net book value of assets acquired by NGP affiliate	(34,506)			(579)	(33,859)	(68)
Distribution to affiliate in connection with acquisition of assets	(242,174)			(134,964)		(107,210)
Impact of equity transactions of MEMP				41,930		(41,930)
Other	362			176	(1)	187
Total equity, ending balance at Dec. 31, 2012	1,276,709
Noncontrolling interests, ending balance at Dec. 31, 2012						231,662
Members' equity, ending balance at Dec. 31, 2012				811,614	233,433
Net income (loss)	151,332			90,712	10,790	49,830
Contributions	1,214				1,214
Net proceeds from MEMP public equity Offering	490,138					490,138
Sale of MEMP common units	135,012			60,701		74,311
Distributions	(814,450)			(732,362)	(4,005)	(78,083)
Net book value of net assets acquired from affiliates				50,751	(181,556)	130,805
Amortization of MEMP equity awards	3,558					3,558
Noncontrolling interest's share of cash consideration received in excess of the net book value sold to MEMP				(24)		24
Distribution to affiliate in connection with acquisition of assets	(351,235)			(98,180)		(253,055)
Purchase of noncontrolling interests	(15,135)			(303)		(14,832)
Impact of equity transactions of MEMP				54,183		(54,183)
Other	(1,765)			94	(2,299)	440
Net assets retained by previous owners	(17,246)				(17,246)
Total equity, ending balance at Dec. 31, 2013	858,132
Noncontrolling interests, ending balance at Dec. 31, 2013	580,615					580,615
Members' equity, ending balance at Dec. 31, 2013	277,517			237,186	40,331
Total stockholders equity, ending balance at Dec. 31, 2013	277,517
Net income (loss)	(23,516)			6,947	1,425	(31,888)
Amortization of MEMP equity awards	1,295					1,295
Contribution related to sale of assets to NGP affiliate	1,165			1,165
Net book value of assets sold to NGP affiliate	(621)			(621)
Net book value of assets acquired by NGP affiliate	3,303			45,059	(41,756)
Distribution to affiliate in connection with acquisition of assets	(66,693)			(66,693)
Other	333			(154)		487
Total equity, ending balance at Mar. 31, 2014	742,313
Noncontrolling interests, ending balance at Mar. 31, 2014						519,424
Members' equity, ending balance at Mar. 31, 2014				222,889
Distributions	(31,085)					(31,085)
Total equity, beginning balance at Dec. 31, 2013	858,132
Noncontrolling interests, beginning balance at Dec. 31, 2013	580,615					580,615
Members' equity, beginning balance at Dec. 31, 2013	277,517			237,186	40,331
Net income (loss)	(636,063)			20,305	1,425	126,788					$ (784,581)
Issuance of shares in connection with restructuring transactions (see Note 1)	914,862							$ 1,710		$ 913,152
Issuance of shares in connection with initial public offering (see Note 1)	380,177							215		379,962
Tax related effects in connection with restructuring transactions and initial public offering	(43,251)									(43,251)
Share repurchase	(2,215)	$ (12,903)	$ (2,215)				$ (12,903)		$ (1)			$ (2,214)
Restricted stock awards								11		(11)
Amortization of restricted stock awards	2,804									2,804
Contribution related to MRD Holdco incentive unit compensation expense (see Note 12)	111,866									111,866
Net proceeds from MEMP public equity Offering	540,698					540,698
Distributions	(149,084)					(149,084)
Net book value of net assets acquired from affiliates	3,303			45,059	$ (41,756)
Amortization of MEMP equity awards	7,874					7,874
Contribution related to sale of assets to NGP affiliate	1,165			1,165
Net book value of assets sold to NGP affiliate	(621)			(621)
Distribution to affiliate in connection with acquisition of assets	(66,693)			(66,693)
Purchase of noncontrolling interests	(3,292)					(411)				(2,881)
Distribution of net assets to MRD Holdco	(93,084)			(123,078)		29,994
Distribution of shares received in connection with restructuring transactions to MRD Holdco	(110,510)			(110,510)
Net equity deemed contribution (distribution) related to net assets transferred to MEMP				(2,659)		(2,668)				5,327
Other	811			$ (154)		663				378	(76)
Total equity, ending balance at Dec. 31, 2014	1,702,964
Noncontrolling interests, ending balance at Dec. 31, 2014	1,120,554					1,120,554
Total stockholders equity, beginning balance at Dec. 31, 2013	277,517
MEMP restricted units repurchased	(1,012)					(1,012)
Total stockholders equity, ending balance at Dec. 31, 2014	582,410							1,935		1,367,346	(786,871)
Net income (loss)	(112,149)					(158,041)					45,892
Share repurchase	(47,785)	$ (28,420)					$ (28,420)	(28)			(47,757)
Restricted stock awards								1		(1)
Amortization of restricted stock awards	1,486									1,486
Contribution related to MRD Holdco incentive unit compensation expense (see Note 12)	10,224									10,224
Amortization of MEMP equity awards	2,341					2,341
Other	(14)					(2)				(12)
Total equity, ending balance at Mar. 31, 2015	1,510,421
Noncontrolling interests, ending balance at Mar. 31, 2015	1,063,055					1,063,055
MEMP restricted units repurchased	(7)					(7)
Total stockholders equity, ending balance at Mar. 31, 2015	447,366							$ 1,908		1,234,194	$ (788,736)
Net equity deemed contribution (distribution) related to MEMP property exchange (Note 1)						172,869				(172,869)
Deferred tax effect of MEMP property exchange (Note 2)	28,020									$ 28,020
Distributions	$ (46,239)					$ (46,239)